Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and other loans originated and retained by the Company (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,534,864,653	$ 791,475,119	¥ 5,004,137,624
Allowance for credit losses	(236,233,265)	(33,780,908)	(175,820,629)	$ (25,142,016)	¥ (188,719,449)	¥ (106,479,154)
Loans receivable, net	5,298,631,388	757,694,211	4,828,316,995
Xiaoying Credit Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,534,864,653	791,475,119	5,004,137,624
Allowance for credit losses	(236,233,265)	(33,780,908)	(175,820,629)	(25,142,016)	(188,718,875)	(103,630,827)
Loans receivable, net	5,298,631,388	757,694,211	4,828,316,995
Xiaoying Revolving Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses			0		0	0
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	¥ 0	$ 0	¥ 0	$ 0	¥ (574)	¥ (2,848,327)